Schedule of Crypto Assets Reconciliation of Fair Values (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Balance, December 31, 2024	$ 506	$ 2,849	$ 2,849
Additions			2,750
Dispositions	(542)		(4,148)
Unrealized loss, net	102	$ (662)	(945)	$ 798
Balance, December 31, 2025	$ 66		$ 506	$ 2,849